United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23259

(Investment Company Act File Number)

Federated Hermes Adviser Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/21

Date of Reporting Period: Six months ended 02/28/21

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
February 28, 2021

Share Class | Ticker	Institutional | FHCOX

Federated Hermes Conservative Microshort Fund
Fund Established 2021

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from February 3, 2021 through February 28, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Asset-Backed Securities	31.9%
Commercial Paper	9.9%
Certificate of Deposit	5.0%
Cash Equivalents	52.7%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100%

1	See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
February 28, 2021 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— 31.9%
		Auto Receivables— 22.6%
$ 725,000		Chase Auto Credit Linked Notes 2020-2, Class D, 1.487%, 2/25/2028	$728,450
550,000		Chesapeake Funding II LLC 2017-4A, Class D, 3.260%, 11/15/2029	556,689
725,000		Drive Auto Receivables Trust 2019-4, Class C, 2.510%, 11/17/2025	743,003
320,000		GM Financial Automobile Leasing Trust 2019-2, Class B, 2.890%, 3/20/2023	325,102
100,000		NextGear Floorplan Master Owner Trust 2018-2A, Class B, 4.010%, 10/15/2023	100,494
199,328		Securitized Term Auto Receivables Trust 2018-2A, Class A3, 3.325%, 8/25/2022	200,984
725,000		World Omni Auto Receivables Trust 2019-A, Class D, 2.590%, 12/15/2025	747,414
		TOTAL	3,402,136
		Credit Card— 2.1%
315,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 0.687% (1-month USLIBOR +0.580%), 2/18/2025	316,428
		Other— 5.3%
625,000		PFS Financing Corp. 2018-D, Class B, 3.450%, 4/17/2023	627,362
165,000		Sofi Consumer Loan Program Trust 2017-3 B, Class B, 3.850%, 5/25/2026	167,462
		TOTAL	794,824
		Student Loans— 1.9%
275,449		Navient Student Loan Trust 2018-A, Class A2, 3.190%, 2/18/2042	281,695
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,796,890)	4,795,083
	[2]	COMMERCIAL PAPER— 9.9%
		Banking— 4.9%
750,000		NatWest Markets PLC, 0.371%, 1/7/2022	747,900
		Energy - Midstream— 5.0%
750,000		Energy Transfer Operating, 0.500%, 3/1/2021	749,977
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $1,497,595)	1,497,877
		CERTIFICATE OF DEPOSIT— 5.0%
		Banking— 5.0%
750,000		National Bank of Kuwait, 0.450%, 2/3/2022 (IDENTIFIED COST $750,000)	750,510
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Principal Amount or Shares		Value
	INVESTMENT COMPANY— 52.7%
7,924,184	Federated Hermes Institutional Money Market Management, Institutional Shares, 0.03%[3] (IDENTIFIED COST $7,922,599)	$7,922,599
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $14,967,084)[4]	14,966,069
	OTHER ASSETS AND LIABILITIES - NET—0.5%[5]	77,670
	TOTAL NET ASSETS—100%	$15,043,739
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2021, were as follows:
Federated Hermes Institutional Money Market Management, Institutional Shares
Value as of 2/3/2021	$—
Purchases at Cost	$7,922,599
Proceeds from Sales	$—
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 2/28/2021	$7,922,599
Shares Held as of 2/28/2021	7,924,184
Dividend Income	$220
The Fund invests in Federated Hermes Institutional Money Market Management (MMM), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of MMM is to provide current income consistent with stability of principal. Income distributions from MMM are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of MMM, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At February 28, 2021, MMM represents 52.7% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of MMM. Copies of MMM’s financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Note: The categories of investments are shown as a percentage of total net assets at February 28, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$4,795,083	$—	$4,795,083
Commercial Paper	—	1,497,877	—	1,497,877
Certificate Of Deposit	—	750,510	—	750,510
Investment Company	7,922,599	—	—	7,922,599
TOTAL SECURITIES	$7,922,599	$7,043,470	$—	$14,966,069
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 2/28/2021[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.00[2]
Less Distributions:
Distributions from net investment income	(0.00)[2]
Net Asset Value, End of Period	$10.00
Total Return[3]	0.03%
Ratios to Average Net Assets:
Net expenses[4]	0.03%[5]
Net investment income	0.90%[5]
Expense waiver/reimbursement[6]	1.54%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$15,044
Portfolio turnover	0%[7]

1	Reflects operations for the period from February 3, 2021 (date of initial investment) to February 28, 2021.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 1%.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and LiabilitiesFebruary 28, 2021 (unaudited)

Assets:
Investment in securities, at value including $7,922,599 of investments in an affiliated holding* (identified cost $14,967,084)	$14,966,069
Cash	89,765
Income receivable	4,968
Income receivable from an affiliated holding	220
Total Assets	15,061,022
Liabilities:
Payable to adviser (Note 5)	3,247
Payable for administrative fee (Note 5)	836
Payable for auditing fees	4,086
Payable for legal fees	867
Payable for custodian fees	770
Payable for portfolio accounting fees	2,968
Payable for share registration costs	3,877
Accrued expenses (Note 5)	632
Total Liabilities	17,283
Net assets for 1,503,984 shares outstanding	$15,043,739
Net Assets Consist of:
Paid-in capital	$15,039,845
Total distributable earnings (loss)	3,894
Total Net Assets	$15,043,739
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$15,043,739 ÷ 1,503,984 shares outstanding, no par value, unlimited shares authorized	$10.00

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of OperationsPeriod Ended February 28, 20211 (unaudited)

Investment Income:
Interest	$9,666
Dividends received from an affiliated holding*	220
TOTAL INCOME	9,886
Expenses:
Investment adviser fee (Note 5)	2,673
Administrative fee (Note 5)	836
Custodian fees	770
Transfer agent fees	132
Auditing fees	4,086
Legal fees	867
Portfolio accounting fees	2,968
Share registration costs	3,877
Printing and postage	372
Miscellaneous (Note 5)	127
TOTAL EXPENSES	16,708
Waiver and Reimbursements:
Waiver of investment adviser fee (Note 5)	(2,673)
Reimbursement of other operating expenses (Note 5)	(13,753)
TOTAL WAIVER AND REIMBURSEMENTS	(16,426)
Net expenses	282
Net investment income	9,604
Net change in unrealized appreciation of investments	(1,015)
Change in net assets resulting from operations	$8,589

*	See information listed after the Fund’s Portfolio of Investments.
1	Reflects operations for the period from February 3, 2021 (date of initial investment) to February 28, 2021.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

Period Ended February 28, 2021 (unaudited)[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$9,604
Net change in unrealized appreciation/depreciation	(1,015)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,589
Distributions to Shareholders	(4,695)
Share Transactions:
Proceeds from sale of shares	15,035,150
Net asset value of shares issued to shareholders in payment of distributions declared	4,695
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	15,039,845
Change in net assets	15,043,739
Net Assets:
Beginning of period	—
End of period	$15,043,739

1	Reflects operations for the period from February 3, 2021 (date of initial investment) to February 28, 2021.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
February 28, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Conservative Microshort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares, which commenced operations on February 3, 2021. Class A Shares are effective with the Securities and Exchange Commission (SEC), but currently are not yet offered for sale. The investment objective of the Fund is to provide current income consistent with capital preservation while maintaining liquidity.
The Fund invests a significant portion of its net assets in the Institutional Shares of MMM (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements should be read in conjunction with the Fund’s financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
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normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waiver and reimbursements of $16,426 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended February 28, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2021, the current tax year will be subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted
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securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Period Ended 2/28/2021[1]
Shares sold	1,503,515
Shares issued to shareholders in payment of distributions declared	469
Shares redeemed	—
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,503,984

1	Reflects operations for the period from February 3, 2021 (date of initial investment) to February 28, 2021.
4. FEDERAL TAX INFORMATION
At February 28, 2021, the cost of investments for federal tax purposes was $14,967,084. The net unrealized depreciation of investments for federal tax purposes was $1,015. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,671 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,686.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.25% of the Fund’s average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee of the Underlying Fund’s average daily net assets. To avoid charging duplicative fees, the Adviser has agreed to waive and/or reimburse their fee with respect to the net assets invested in the Underlying Fund. For the period ended February 28, 2021, the Adviser voluntarily waived its entire fee of $2,673 and voluntarily reimbursed $13,753 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the period ended February 28, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the Underlying Fund paid by the Fund’s Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.25% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) February 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of February 28, 2021, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended February 28, 2021, were as follows:
Purchases	$12,780,753
Sales	$60,478
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2021, there were no outstanding loans. During the period ended February 28, 2021, the program was not utilized.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020 to February 28, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2020	Ending Account Value 2/28/2021	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.30	$[2]0.02
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.65	$[2]0.15

1
“Actual” expense information for the Fund is for the period from February 3, 2021 (date of initial investment) to February 28, 2021. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.03%, multiplied by 26/365 (to reflect the period from commencement of operations to February 28, 2021). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

2
Actual expenses paid during the period utilizing the Fund’s current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 26/365 would be $0.18. Hypothetical expense paid during the period utilizing the Fund’s current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365, would be $1.26.

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Evaluation and Approval of Advisory Contract–November 2020
Federated Hermes Conservative Microshort Fund (the “Fund”)
At its meetings in November 2020 (the “November Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated Investment Management Company (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its wholly owned subsidiaries, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its November Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with its annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (each, a “Federated Hermes Fund”) at its May 2020 meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract, which included information furnished to the Board at its meetings throughout the year regarding the Federated Hermes Funds.
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The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s proposed investment objective; the Fund’s anticipated expenses, including the proposed advisory fee and the overall estimated expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of anticipated Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s proposed relationship to the other Federated Hermes Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including any communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the on-going coronavirus pandemic on Federated Hermes, including, among other information, the current and anticipated impacts on the proposed management and operations of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its
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relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission’s (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the November Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the November Meetings.
Nature, Extent and Quality of Services to be Provided
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of the Adviser and its affiliates to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes
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Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the proposed Fund. In particular, the Board considered the abilities and experience of the portfolio management team in managing short duration fixed income portfolios. The Board noted the compliance program of the Adviser and the compliance-related resources that would be devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC, such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions with respect to other Federated Hermes Funds and considered the overall performance of the Adviser in this context. The Adviser’s anticipated ability to execute the proposed Fund’s investment program was one of the Board’s considerations in reaching a conclusion that, with due regard for the fact that the Fund did not yet have an operating history, the nature, extent and quality of the Adviser’s investment management and related services warrant the approval of the Contract.
Fund Investment Performance
Recognizing that the Fund is new and has no performance history, the Board did not consider the performance history of the Fund. Instead, the Board considered the investment performance of the Adviser, including, for purposes of considering the investment skill and experience of the Adviser in managing other Federated Hermes Funds with short duration fixed income portfolios, performance data showing the Adviser’s capabilities in managing the Federated Hermes Ultrashort Bond Fund and Federated Hermes Government Ultrashort Fund. The Board also received additional information about the broad range of the portfolio management team’s investment experience and their investment philosophy and process, including with respect to the Fund’s proposed investments in investment-grade fixed income securities.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
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Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the proposed contractual advisory fee rates, proposed net advisory fee rates, anticipated total expense ratios and each element of the Fund’s anticipated total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to funds with an institutional share class within the category of peer funds selected by Morningstar, Inc., an independent fund ranking organization (the “Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund will compete.
The Board reviewed the proposed contractual advisory fee rate, proposed net advisory fee rate and proposed other expenses of the Fund and noted the position of the Fund’s proposed fee rates relative to its Peer Group. In this regard, the Board noted that the proposed contractual advisory fee rate of the Fund was equal to the median of the Peer Group.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Fund, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The comparative fee data also included information regarding advisory fees charged by the Adviser to the Federated Hermes Ultrashort Bond Fund and Federated Hermes Government Ultrashort Fund. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows
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and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board also considered the extent to which the Fund may invest in one or more other Federated Hermes Funds managed by the Adviser and the Adviser’s agreement to waive and/or reimburse the Fund’s management fee in proportion to the amount of the Fund’s assets invested in such underlying funds.
The Board considered the CCO’s conclusion that the proposed management fee was reasonable. The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate.
Profitability and Other Benefits
In connection with the Board’s governance of other Federated Hermes Funds, the Board regularly receives financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covers not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). The information also details any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and
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considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board also considered that Federated Hermes has been active in managing expenses for the Federated Hermes Funds.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported projected revenues for the Fund, as detailed cost allocation reports had not yet been projected for this Fund. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The CCO noted that the Fund was new to Federated Hermes and any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund. The CCO also noted that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment. The allocation information, including the CCO’s view that the estimations regarding the Fund may be unreliable, was considered in the evaluation by the Board.
The Board also considered information regarding the CCO’s review of information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds, including the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as
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personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board noted the fee waiver arrangement proposed for the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board regularly receives information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size. The Board considered that the CCO did not recommend institution of breakpoints in pricing Federated Hermes’ proposed advisory services to the Fund at this time, noting that it would review future asset growth and the appropriateness of any potential future breakpoints as part of its future annual review of the Contract.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the proposed management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the proposed management fee.
The Board based its determination to approve the proposed Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve
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the proposed Contract reflects its view that, based upon the information requested and supplied, Federated Hermes’ proposal to establish and manage the Fund and its past performance and actions in providing services to other Federated Hermes Funds (which the Board has found to be satisfactory with respect to such other Federated Hermes Funds) provided a satisfactory basis to support the determination to approve the proposed arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes Conservative Microshort Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A473
Q455167 (4/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
February 28, 2021

Share Class | Ticker	Institutional FHMIX

Federated Hermes Conservative Municipal Microshort Fund
Established 2021

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from February 3, 2021 through February 28, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Industrial Development/Pollution Control	21.6%
Hospital	15.1%
General Obligation- Local	11.8%
Electric and Gas	10.5%
Multi-Family Housing	9.0%
Public Power	4.7%
Single Family Housing	3.5%
Higher Education	3.5%
Senior Care	3.1%
Port	3.0%
Other[2]	14.0%
Other Assets and Liabilities—Net[3]	0.2%
TOTAL	100%

1
Sector classifications and the assignments of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s
Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser.

2	For purposes of this table, sector classifications constitute 85.8% of the Fund’s total new assets. Remaining sectors have been aggregated under the designation “Other”.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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At February 28, 2021, the Fund’s effective maturity1 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	59.1%
8-30 Days	4.0%
31-90 Days	4.1%
91-180 Days	22.4%
181 Days or more	10.2%
Other Assets and Liabilities—Net[2]	0.2%
Total	100%

1
Variable rate demand instruments are treated as short-term securities as the repayment of their principal amount at face value can be on demand. For other investments, effective maturity is the unexpired time until final maturity.

2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
February 28, 2021 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 94.3%
		California— 3.0%
$300,000		Long Beach, CA Harbor Department (Port of Long Beach), Revenue Notes (Series 2020C), 4.000%, 7/15/2021	$304,254
		Georgia— 6.5%
175,000		Burke County, GA Development Authority (Georgia Power Co.), (1st Series 2009) Daily VRDNs, 0.060%, 3/1/2021	175,000
475,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Truist Bank LOC), 0.110%, 3/3/2021	475,000
		TOTAL	650,000
		Illinois— 2.5%
250,000		Illinois Housing Development Authority, (Series A-3), (GNMA INS), 2.650%, 8/1/2021	252,312
		Massachusetts— 4.0%
400,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 0.109%, Mandatory Tender 3/19/2021	399,998
		Multi-State— 5.0%
100,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.210%, 3/1/2021	100,000
400,000		Nuveen AMT-Free Quality Municipal Income Fund, Series D Weekly VRDPs, 0.400%, 3/1/2021	400,000
		TOTAL	500,000
		New Jersey— 1.3%
130,000		Union County, NJ BANs, 4.000%, 6/18/2021	131,482
		New York— 14.5%
435,000		Buffalo & Erie County, NY Industrial Land Development Corporation (Catholic Health System Obligated Group), 5.000%, 7/1/2021	441,221
100,000		Central Square, NY CSD BANs, 1.500%, 6/25/2021	100,376
300,000		East Islip, NY Union Free School District, (Series A), 5.000%, 6/15/2021	304,176
175,000		Erie County, NY IDA (Buffalo, NY City School District), (Series A), 5.000%, 5/1/2021	176,349
100,000		Hempstead, NY Local Development Corporation (Hofstra University), (Series 2017), 5.000%, 7/1/2021	101,504
230,000		MTA Transportation Revenue, (Series B-2D) BANs, 5.000%, 5/15/2021	232,008
100,000		Rochester, NY, UT GO Refunding Bonds (Series 2016 I), 4.000%, 10/15/2021	102,319
		TOTAL	1,457,953
		Ohio— 8.4%
260,000		Akron, OH Parking Parking Facilities Revenue, 5.000%, 12/1/2021	268,952
320,000		Summit County, OH IDA (AESCO, Inc.), (Series 2001) Weekly VRDNs, (Huntington National Bank LOC), 0.350%, 3/4/2021	320,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Ohio— continued
$250,000		University of Toledo, General Receipts Bonds (Series 2013C), 5.000%, 6/1/2021	$252,812
		TOTAL	841,764
		Pennsylvania— 26.2%
190,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (GTD by United Parcel Service, Inc.), 0.050%, 3/1/2021	190,000
640,000		East Hempfield Township, PA IDA (BGT Realty), (Series of 2005) Weekly VRDNs, (Fulton Bank, N.A. LOC), 0.540%, 3/4/2021	640,000
425,000		Lancaster, PA IDA (John F. Martin & Sons, Inc.), (Series A of 2007) Weekly VRDNs, (Fulton Bank, N.A. LOC), 0.440%, 3/4/2021	425,000
350,000		Lehigh County, PA General Purpose Authority (Lehigh Valley Health Network), (Series A), 5.000%, 7/1/2021	355,323
315,000		Lehigh County, PA General Purpose Authority (Phoebe-DeVitt Homes Obligated Group), (Series B of 1998) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.130%, 3/4/2021	315,000
120,000		Northampton County, PA IDA (Binney & Smith, Inc.), (Series 1997B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.230%, 3/3/2021	120,000
475,000		Pennsylvania EDFA (PPL Energy Supply LLC), (Series C) Weekly VRDNs, (MUFG Bank Ltd. LOC), 0.070%, 3/3/2021	475,000
100,000		Souderton, PA Area School District, UT GO Bonds (Series of 2017), 4.000%, 11/1/2021	102,459
		TOTAL	2,622,782
		Texas— 12.5%
900,000		North Central Texas HFDC (Gala at Waxahachie, LP), Tender Option Bond Trust Certificates (Series 2021-XF1099) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.340%, 3/4/2021	900,000
350,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 0.060%, 3/1/2021	350,000
		TOTAL	1,250,000
		Virginia— 5.7%
475,000		Fairfax County, VA EDA (Young Men’s Christian Association of Metropolitan Washington), (Series 2001) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 3/5/2021	475,000
100,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 0.110%, 3/4/2021	100,000
		TOTAL	575,000
		West Virginia— 3.5%
350,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 0.110%, 3/4/2021	350,000
		Wisconsin— 1.2%
120,000		La Crosse, WI IDA (GGP, Inc.), (Series A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.230%, 3/4/2021	120,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $9,456,446)	$9,455,545
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4

Principal Amount		Value
	MUNICIPAL BONDS— 5.5%
	Florida— 2.7%
$250,000	Brevard County, FL Health Facilities Authority (Health First, Inc.), Health Care Facilities Revenue Bonds (Series 2014), 5.000%, 4/1/2022	$262,388
	New York— 1.8%
175,000	New York State Thruway Authority (New York State Thruway Authority - General Revenue), General Revenue Bonds (Series 2012I), 5.000%, 1/1/2023	181,697
	Tennessee— 1.0%
100,000	Tennessee Housing Development Agency, Residential Finance Program Revenue Refunding Bonds (Series 2019 2), 1.650%, 7/1/2022	101,610
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $545,872)	$545,695
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $10,002,318)[2]	10,001,240
	OTHER ASSETS AND LIABILITIES - NET—0.2%[3]	24,686
	TOTAL NET ASSETS—100%	$10,025,926
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2021, were as follows:
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares
Value as of 2/3/2021	$—
Purchases at Cost	$8,200,000
Proceeds from Sales	$(8,200,000)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 2/28/2021	$—
Shares Held as of 2/28/2021	—
Dividend Income	$14
Securities that are subject to the federal alternative minimum tax (AMT) represent 19.8% of the portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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5

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 2/28/2021[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income (loss)	0.00[2]
Net realized and unrealized gain (loss)	(0.00)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.00[2]
Less Distributions:
Distributions from net investment income	(0.00)[2]
Net Asset Value, End of Period	$10.00
Total Return[3]	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.05%[5]
Net investment income	0.31%[5]
Expense waiver/reimbursement[6]	2.11%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,026
Portfolio turnover	0%

1	Reflects operations for the period from February 3, 2021 (date of initial investment) to February 28, 2021.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
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7

Statement of Assets and LiabilitiesFebruary 28, 2021 (unaudited)

Assets:
Investment in securities, at value (identified cost $10,002,318)	$10,001,240
Cash	4,617
Income receivable	40,766
Total Assets	10,046,623
Liabilities:
Income distribution payable	306
Payable to adviser (Note 5)	6,738
Payable for administrative fee (Note 5)	557
Payable for auditing fees	4,086
Payable for custodian fees	920
Payable for legal fees	866
Payable for portfolio accounting fees	2,770
Payable for share registration costs	3,810
Accrued expenses (Note 5)	644
Total Liabilities	20,697
Net assets for 1,002,729 shares outstanding	$10,025,926
Net Assets Consist of:
Paid-in capital	$10,027,285
Total distributable earnings (loss)	(1,359)
Total Net Assets	$10,025,926
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$10,025,926 ÷ 1,002,729 shares outstanding, no par value, unlimited shares authorized	$10.00
See Notes which are an integral part of the Financial Statements
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8

Statement of OperationsPeriod Ended February 28, 20211 (unaudited)

Investment Income:
Interest	$2,587
Dividends received from an affiliated holding*	14
TOTAL INCOME	2,601
Expenses:
Investment adviser fee (Note 5)	1,781
Administrative fee (Note 5)	557
Custodian fees	920
Transfer agent fees	261
Auditing fees	4,086
Legal fees	867
Portfolio accounting fees	2,770
Share registration costs	3,809
Printing and postage	136
Miscellaneous (Note 5)	247
TOTAL EXPENSES	15,434
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	(1,781)
Reimbursement of other operating expenses (Note 5)	(13,262)
TOTAL WAIVER AND REIMBURSEMENT	(15,043)
Net expenses	391
Net investment income	2,210
Net change in unrealized depreciation of investments	(1,078)
Change in net assets resulting from operations	$1,132

*	See information listed after the Fund’s Portfolio of Investments.
1	Reflects operations for the period from February 3, 2021 (date of initial investment) to February 28, 2021.
See Notes which are an integral part of the Financial Statements
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9

Statement of Changes in Net Assets

Period Ended 2/28/2021 (unaudited)[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,210
Net change in unrealized appreciation/depreciation	(1,078)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,132
Distributions to Shareholders	(2,491)
Share Transactions:
Proceeds from sale of shares	10,025,100
Net asset value of shares issued to shareholders in payment of distributions declared	2,185
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,027,285
Change in net assets	10,025,926
Net Assets:
Beginning of period	—
End of period	$10,025,926

1	Reflects operations for the period from February 3, 2021 (date of initial investment) to February 28, 2021.
See Notes which are an integral part of the Financial Statements
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10

Notes to Financial Statements
February 28, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Conservative Municipal Microshort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares, which commenced operations on February 3, 2021. Class A Shares are effective with the Securities and Exchange Commission (SEC), but currently are not yet offered for sale. The investment objective of the Fund is to provide current income consistent with preservation of capital with an emphasis on maintaining liquidity on a tax-exempt basis.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation
Semi-Annual Shareholder Report
11

Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $15,043 is disclosed in Note 5.
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12

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended February 28, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2021, the current tax year will be subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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13

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Period Ended 2/28/2021[1]
Shares sold	1,002,510
Shares issued to shareholders in payment of distributions declared	219
Shares redeemed	—
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,002,729

1	Reflects operations for the period from February 3, 2021 (date of initial investment) to February 28, 2021.
4. FEDERAL TAX INFORMATION
At February 28, 2021, the cost of investments for federal tax purposes was $10,002,318. The net unrealized depreciation of investments for federal tax purposes was $1,078. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $252 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,330.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.25% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the period ended February 28, 2021, the Adviser voluntarily waived its entire fee of $1,781 and voluntarily reimbursed $13,262 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the period ended February 28, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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14

Interfund Transactions
During the period ended February 28, 2021, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $2,550,000.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.25% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) February 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of February 28, 2021, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended February 28, 2021, were as follows:
Purchases	$547,094
Sales	$—
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2021, there were no outstanding loans. During the period ended February 28, 2021, the program was not utilized.
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15

8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
16

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and; other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020 to February 28, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
17

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2020	Ending Account Value 2/28/2021	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.20	$[2]0.04
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.55	$[2]0.25

1
“Actual” expense information for the Fund is for the period from February 3, 2021 (date of initial investment) to February 28, 2021. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.05%, multiplied by 26/365 (to reflect the period from commencement of operations to February 28, 2021). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

2
Actual expenses paid during the period utilizing the Fund’s current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 26/365 would be $0.18. Hypothetical expense paid during the period utilizing the Fund’s current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365, would be $1.25.

Semi-Annual Shareholder Report
18

Evaluation and Approval of Advisory Contract–November 2020
Federated Hermes Conservative Municipal Microshort Fund (the “Fund”)
At its meetings in November 2020 (the “November Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated Investment Management Company (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its wholly owned subsidiaries, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its November Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with its annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (each, a “Federated Hermes Fund”) at its May 2020 meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract, which included information furnished to the Board at its meetings throughout the year regarding the Federated Hermes Funds.
19

The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s proposed investment objective; the Fund’s anticipated expenses, including the proposed advisory fee and the overall estimated expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of anticipated Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s proposed relationship to the other Federated Hermes Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including any communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the on-going coronavirus pandemic on Federated Hermes, including, among other information, the current and anticipated impacts on the proposed management and operations of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its
20

relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission’s (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the November Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the November Meetings.
Nature, Extent and Quality of Services to be Provided
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of the Adviser and its affiliates to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes
21

Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the proposed Fund. In particular, the Board considered the abilities and experience of the portfolio management team in managing short duration, tax-exempt fixed income portfolios. The Board noted the compliance program of the Adviser and the compliance-related resources that would be devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC, such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions with respect to other Federated Hermes Funds and considered the overall performance of the Adviser in this context. The Adviser’s anticipated ability to execute the proposed Fund’s investment program was one of the Board’s considerations in reaching a conclusion that, with due regard for the fact that the Fund did not yet have an operating history, the nature, extent and quality of the Adviser’s investment management and related services warrant the approval of the Contract.
Fund Investment Performance
Recognizing that the Fund is new and has no performance history, the Board did not consider the performance history of the Fund. Instead, the Board considered the investment performance of the Adviser, including, for purposes of considering the investment skill and experience of the Adviser in managing another Federated Hermes Fund with a short duration, tax-exempt fixed income portfolio, performance data showing the Adviser’s capabilities in managing the Federated Hermes Municipal Ultrashort Fund. The Board also received additional information about the broad range of the portfolio management team’s investment experience and their investment philosophy and process, including with respect to the Fund’s proposed investments in investment-grade, tax-exempt fixed income securities.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
22

Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the proposed contractual advisory fee rates, proposed net advisory fee rates, anticipated total expense ratios and each element of the Fund’s anticipated total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to funds with an institutional share class within the category of peer funds selected by Morningstar, Inc., an independent fund ranking organization (the “Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund will compete.
The Board reviewed the proposed contractual advisory fee rate, proposed net advisory fee rate and proposed other expenses of the Fund and noted the position of the Fund’s proposed fee rates relative to its Peer Group. In this regard, the Board noted that the proposed contractual advisory fee rate of the Fund was below the median of the Peer Group.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Fund, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The comparative fee data also included information regarding advisory fees charged by the Adviser to the Federated Hermes Municipal Ultrashort Fund. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by
23

portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s conclusion that the proposed management fee was reasonable. The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate.
Profitability and Other Benefits
In connection with the Board’s governance of other Federated Hermes Funds, the Board regularly receives financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covers not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). The information also details any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board also considered that Federated Hermes has been active in managing expenses for the Federated Hermes Funds.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported projected revenues for the Fund, as detailed cost allocation reports had not yet been projected for this Fund. The Board considered the CCO’s view that, while these cost allocation
24

reports apply consistent allocation processes, the inherent difficulties in allocating costs continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The CCO noted that the Fund was new to Federated Hermes and any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund. The CCO also noted that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment. The allocation information, including the CCO’s view that the estimations regarding the Fund may be unreliable, was considered in the evaluation by the Board.
The Board also considered information regarding the CCO’s review of information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds, including the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the
25

Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board noted the fee waiver arrangement proposed for the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board regularly receives information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size. The Board considered that the CCO did not recommend institution of breakpoints in pricing Federated Hermes’ proposed advisory services to the Fund at this time, noting that it would review future asset growth and the appropriateness of any potential future breakpoints as part of its future annual review of the Contract.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the proposed management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the proposed management fee.
The Board based its determination to approve the proposed Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the proposed Contract reflects its view that, based upon the information requested and supplied, Federated Hermes’ proposal to establish and manage the Fund and its past performance and actions in providing services to other Federated Hermes Funds (which the Board has found to be satisfactory with respect to such other Federated Hermes Funds) provided a satisfactory basis to support the determination to approve the proposed arrangement.
Semi-Annual Shareholder Report
26

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
28

Federated Hermes Conservative Municipal Microshort Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A457
Q455159 (4/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
February 28, 2021

Share Class | Ticker	Institutional | FHHIX

Federated Hermes SDG Engagement High Yield Credit Fund
Fund Established 2019

A Portfolio of Federated Hermes Adviser Series
(formerly, Federated Adviser Series)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2020 through February 28, 2021.
The fund invests primarily in a diversified portfolio of high yield fixed-income securities that, in its view, provide the potential for current income and long-term capital appreciation while also contributing to positive societal impact aligned to the United Nations Sustainable Development Goals. Through our pioneering engagement group, EOS at Federated Hermes, we engage with company leaders with the aim of improving on their environmental, social and governance factors, as well as gaining a deep understanding of their business strategy and purpose to ensure company behaviors align with the long-term interests of our clients.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Banking	13.4%
Capital Goods	10.1%
Basic Industries	9.9%
Telecommunications	8.3%
Energy	6.4%
Health Care	5.0%
Utilities	4.6%
Media	3.7%
Real Estate	3.1%
Automotive	2.8%
Consumer Non-Cyclical	2.6%
Technology & Electronics	2.4%
Insurance	2.1%
Consumer Goods	2.0%
Financial Services	1.0%
Retail	0.6%
Services	0.6%
U.S. Treasury	16.3%
Derivatives[2]	1.2%
Other Assets and Liabilities—Net[3]	3.9%
TOTAL	100%
1
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
February 28, 2021 (unaudited)
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—78.6%
		Automotive—2.8%
$60,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 1/15/2043	$60,909
157,000	[1]	General Motors Financial Co., Inc., Jr. Sub. Deb., Series A, 5.750%, 9/30/2027	165,148
300,000	[1]	General Motors Financial Co., Inc., Jr. Sub. Note, Series B, 6.500%, 9/30/2028	328,313
325,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	340,234
EUR 225,000		Volvo Car AB, Sr. Unsecd. Note, Series EMTN, 2.000%, 1/24/2025	280,351
		TOTAL	1,174,955
		Banking—13.4%
200,000	[1]	ABN Amro Bank NV, Jr. Sub. Deb., 4.750%, 9/22/2027	260,011
$200,000		Akbank TAS, Sr. Unsecd. Note, REGS, 5.125%, 3/31/2025	204,886
250,000		Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	286,738
58,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.800%, 5/1/2025	68,098
200,000	[1]	Argentum Netherlands B.V., Sub., 4.625%, 8/15/2022	204,500
200,000		Banco Btg Pactual/Cayman, Sub., REGS, 7.750%, 2/15/2029	217,052
200,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	223,250
400,000		Bank of Ireland Group PLC, Sub., Series EMTN, 4.125%, 9/19/2027	411,126
200,000	[1]	BNP Paribas, Jr. Sub. Note, REGS, 4.500%, 2/25/2030	196,853
EUR 200,000	[1]	Caixa Geral de Depositos S.A. (CGD), Jr. Sub. Deb., 10.750%, 3/30/2022	262,352
$175,000		CIT Group, Inc., Sub., 6.125%, 3/9/2028	217,185
EUR 400,000	[1]	Commerzbank AG, Jr. Sub. Note, 6.125%, 10/9/2025	509,164
200,000	[1]	Cooperatieve Rabobank UA, Jr. Sub. Note, 3.250%, 12/29/2026	244,628
$400,000	[1]	Credit Suisse Group AG, Jr. Sub. Deb., REGS, 5.100%, 1/24/2030	408,500
EUR 100,000		Deutsche Bank AG, Sr. Unsecd. Note, Series EMTN, 5.625%, 5/19/2031	139,486
$200,000	[1]	DNB Bank ASA, Jr. Sub. Note, 4.875%, 11/12/2024	209,875
480,000		Intesa Sanpaolo SpA, Sub. Deb., 5.710%, 1/15/2026	541,204
200,000		Itau Unibanco Holding SA, Sub. Deb., REGS, 4.500%, 11/21/2029	204,252
480,000	[1,2]	National Westminster Bank plc, Jr. Sub. Deb., Series C, 0.483% (3-month USLIBOR +0.250%), 5/28/2021	465,600
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Banking—continued
$200,000	UniCredit SpA, Jr. Sub. Deb., 8.000%, 6/3/2168	$221,500
	TOTAL	5,496,260
	Basic Industries—9.9%
325,000	Alcoa Nederland Holding B.V., Sr. Unsecd. Note, 144A, 6.125%, 5/15/2028	353,234
GBP 100,000	Anglo American Capital PLC, Sr. Unsecd. Note, Series EMTN, 3.375%, 3/11/2029	151,124
EUR 250,000	Ashland Services B.V., Sr. Unsecd. Note, REGS, 2.000%, 1/30/2028	302,135
$200,000	Cemex SAB de CV, Sec. Fac. Bond, REGS, 5.450%, 11/19/2029	218,930
200,000	Cemex SAB de CV, Sec. Fac. Bond, REGS, 7.375%, 6/5/2027	224,880
200,000	CF Industries Holdings, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	242,217
40,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2027	39,900
330,000	Domtar, Corp., Sr. Unsecd. Note, 6.250%, 9/1/2042	414,660
200,000	GTL Trade Finance, Inc., Sr. Unsecd. Note, REGS, 7.250%, 4/16/2044	281,625
320,000	Huntsman International LLC, Sr. Unsecd. Note, 4.500%, 5/1/2029	362,686
367,000	KB HOME, Sr. Unsecd. Note, 4.800%, 11/15/2029	395,213
210,000	Novelis Corporation, Sr. Unsecd. Note, 144A, 4.750%, 1/30/2030	219,256
200,000	Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 5.500%, 1/15/2048	230,400
EUR 100,000	Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 3.125%, 4/15/2026	121,783
$450,000	Suzano Austria GmbH, Sr. Unsecd. Note, 5.000%, 1/15/2030	505,688
	TOTAL	4,063,731
	Capital Goods—10.1%
GBP 600,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, REGS, 4.750%, 7/15/2027	869,560
EUR 400,000	Ball Corp., Sr. Unsecd. Note, 1.500%, 3/15/2027	495,016
$205,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	199,362
EUR 300,000	Berry Global, Inc., Sec. Fac. Bond, REGS, 1.500%, 1/15/2027	371,482
500,000	Crown European Holdings SA, Sr. Unsecd. Note, REGS, 2.875%, 2/1/2026	645,202
$250,000	Klabin Austria Gmbh, Sr. Unsecd. Note, 144A, 3.200%, 1/12/2031	247,937
345,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	361,480
EUR 102,000	Sig Combibloc Purchaser, Sr. Unsecd. Note, 144A, 2.125%, 6/18/2025	129,532
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods—continued
EUR 150,000		Sig Combibloc Purchaser, Sr. Unsecd. Note, REGS, 2.125%, 6/18/2025	$190,488
100,000		Silgan Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2028	122,175
300,000		Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 1.500%, 9/15/2027	380,237
100,000		Trivium Packaging Finance BV, Sec. Fac. Bond, REGS, 3.750%, 8/15/2026	123,370
		TOTAL	4,135,841
		Consumer Goods—2.0%
$200,000		Arcelik AS, Sr. Unsecd. Note, REGS, 5.000%, 4/3/2023	207,963
200,000		Coca-Cola Icecek AS, Sr. Unsecd. Note, REGS, 4.215%, 9/19/2024	209,604
11,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 4.250%, 3/1/2031	12,365
73,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	72,863
318,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	323,168
		TOTAL	825,963
		Consumer Non-Cyclical—2.6%
460,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	496,096
82,000		Levi Strauss & Co., Sr. Unsecd. Note, 144A, 3.500%, 3/1/2031	83,025
EUR 100,000		Levi Strauss & Co., Sr. Unsecd. Note, 3.375%, 3/15/2027	124,899
$335,000		Toll Brothers, Inc., Sr. Unsecd. Note, 3.800%, 11/1/2029	365,150
		TOTAL	1,069,170
		Energy—6.4%
300,000		Aker BP ASA, Sr. Unsecd. Note, REGS, 3.750%, 1/15/2030	317,316
GBP 100,000	[1]	BP Capital Markets PLC, Sub., 4.250%, 3/22/2027	147,505
$163,000		DCP Midstream Operating LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	169,813
275,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.450%, 6/1/2047	228,250
32,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	27,257
200,000		Enterprise Products Operating LLC, Jr. Sub. Deb., 5.375%, 2/15/2078	199,822
300,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	311,538
39,000		EQT Corp., Sr. Unsecd. Note, 8.500%, 2/1/2030	51,058
57,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	68,492
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy—continued
$100,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 6.625%, 6/15/2038	$92,100
64,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.600%, 1/3/2031	69,130
200,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.900%, 3/19/2049	224,280
200,000		Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	201,975
30,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	26,453
80,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	70,892
430,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	426,130
		TOTAL	2,632,011
		Financial Services—1.0%
320,000	[1]	Barclays Bank plc, Jr. Sub. Deb., 6.278%, 12/15/2034	403,200
		Health Care—5.0%
30,000		Centene Corp., 2.500%, 3/1/2031	29,053
EUR 200,000	[1]	Eurofins Scientific SE, Jr. Sub. Note, 3.250%, 11/13/2025	252,772
380,000		Grifols SA, Sec. Fac. Bond, REGS, 2.250%, 11/15/2027	462,615
$360,000		HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	375,004
50,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	56,137
EUR 100,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 2.875%, 6/15/2028	124,130
$200,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	209,643
550,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	569,211
		TOTAL	2,078,565
		Insurance—2.1%
EUR 100,000	[1]	Caisse Nat Reassurance, Jr. Sub. Note, 6.375%, 5/28/2024	138,799
GBP 325,000	[1]	Phoenix Group Holdings PLC, Jr. Sub. Deb., 5.750%, 4/26/2028	468,874
EUR 200,000	[1]	UnipolSai Assicurazioni SpA, Jr. Sub. Note, 6.375%, 4/27/2030	260,931
		TOTAL	868,604
		Media—3.7%
100,000		Altice France Holding SA, Sr. Unsecd. Note, REGS, 4.000%, 2/15/2028	112,497
$300,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	288,375
EUR 104,000		United Group B.V., Sr. Secd. Note, REGS, 3.625%, 2/15/2028	121,384
GBP 369,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, REGS, 4.250%, 1/15/2030	521,161
EUR 391,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, REGS, 3.375%, 2/28/2030	468,836
		TOTAL	1,512,253
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Real Estate—3.1%
$200,000		ADLER Real Estate AG, Sr. Unsecd. Note, 3.000%, 4/27/2026	$251,867
100,000		CANPACK SA and Eastern PA Land Investment Holding LLC, REGS, 2.375%, 11/1/2027	123,930
200,000		Country Garden Holdings Co., 5.125%, 1/17/2025	209,824
GBP 200,000		MPT Operating Partnership LP/MPT Finance Corp., Sr. Unsecd. Note, 3.692%, 6/5/2028	294,729
$32,000		MPT Operating Partnership LP/MPT Finance Corp., Sr. Unsecd. Note, 3.500%, 3/15/2031	32,603
EUR 300,000	[1]	Samhallsbyggnadsbolaget i Norden AB, Jr. Sub. Note, 2.625%, 12/14/2025	356,039
		TOTAL	1,268,992
		Retail—0.6%
GBP 100,000		Marks & Spencer PLC, Sr. Unsecd. Note, 3.250%, 7/10/2027	146,298
$100,000		Marks & Spencer PLC, Sr. Unsecd. Note, REGS, 7.125%, 12/1/2037	114,500
		TOTAL	260,798
		Services—0.6%
EUR 200,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, REGS, 2.375%, 3/1/2028	241,712
		Technology & Electronics—2.4%
$100,000		Dell, Inc., Sr. Unsecd. Note, 5.400%, 9/10/2040	113,929
225,000		Dell, Inc., Sr. Unsecd. Note, 6.500%, 4/15/2038	281,207
69,000		NXP BV/NXP Funding LLC/NXP USA Inc., Sr. Unsecd. Note, 144A, 3.400%, 5/1/2030	75,205
513,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	499,842
		TOTAL	970,183
		Telecommunications—8.3%
EUR 100,000		Altice Financing SA, Sr. Unsecd. Note, REGS, 3.000%, 1/15/2028	114,932
100,000		Cellnex Telecom S.A., Sr. Unsecd. Note, 1.875%, 6/26/2029	122,148
100,000		Cellnex Telecom S.A., Sr. Unsecd. Note, Series CLNX, 0.750%, 11/20/2031	114,906
$250,000		Embarq Corp., Sr. Unsecd. Note, 7.995%, 6/1/2036	297,500
EUR 200,000		Infrastructure Wireless Italiane SPA, Sr. Unsecd. Note, Series GMTN, 1.625%, 10/21/2028	243,706
$25,000		Lumen Technologies, Inc., Sec. Fac. Bond, 144A, 4.000%, 2/15/2027	25,589
175,000		Lumen Technologies, Inc., Sr. Unsecd. Note, Series P, 7.600%, 9/15/2039	210,907
Semi-Annual Shareholder Report

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications—continued
$360,000		Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 6.250%, 3/25/2029	$405,468
300,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/15/2025	318,525
40,000		T-Mobile USA, Inc., 144A, 4.375%, 4/15/2040	45,080
21,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 2.550%, 2/15/2031	20,910
300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	317,647
275,000		Telecom Italia Capital SA, Sr. Unsecd. Note, 6.000%, 9/30/2034	316,965
EUR 100,000	[1]	Telefonica Europe BV, Jr. Sub. Note, 2.625%, 3/7/2023	122,680
200,000	[1]	Telefonica Europe BV, Sub., 2.502%, 2/5/2027	241,913
$200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	208,508
250,000		Veon Holdings BV, Sr. Unsecd. Note, REGS, 4.000%, 4/9/2025	264,466
		TOTAL	3,391,850
		Utilities—4.6%
57,000		AES Corp., Sr. Unsecd. Note, 144A, 2.450%, 1/15/2031	56,039
200,000		AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 10/7/2079	215,225
78,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 3/15/2028	83,436
EUR 200,000	[1]	Enel SpA, Jr. Sub. Deb., 2.500%, 8/24/2030	250,672
300,000		Energias de Portugal SA, Jr. Sub. Note, 1.700%, 7/20/2080	358,345
300,000		Orsted A/S, Sub., 1.750%, 12/9/3019	371,919
$175,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	184,648
EUR 300,000	[1]	Veolia Environment SA, Jr. Sub. Note, Series, 2.500%, 1/20/2029	356,246
		TOTAL	1,876,530
		TOTAL CORPORATE BONDS (IDENTIFIED COST $29,737,114)	32,270,618
		U.S. TREASURY—16.3%
$4,000,000	[3]	United States Treasury Bill, 0.000%—0.086%, 6/17/2021	3,999,377
2,773,200		United States Treasury Note, 0.625%, 12/31/2027	2,688,363
		TOTAL U.S. TREASURY (IDENTIFIED COST $6,708,335)	6,687,740
		TOTAL INVESTMENT IN SECURITIES—94.9% (IDENTIFIED COST $36,445,449)[4]	38,958,358
		OTHER ASSETS AND LIABILITIES - NET—5.1%[5]	2,105,621
		TOTAL NET ASSETS—100%	$41,063,979
Semi-Annual Shareholder Report

At February 28, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures
[6]United States Treasury Notes 10-Year Note	12	$1,592,625	June 2021	$19,688
[6]United States Treasury Ultra Long Bond	7	$1,323,438	June 2021	$7,328
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$27,016
At February 28, 2021, the Fund had the following open swap contracts:
Credit Default Swaps
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/2021[7]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
BNP Paribas	ArcelorMittal	Sell	5.00%	12/20/2026	1.70%	$300,000	$66,865	$59,577	$7,288
JP Morgan Chase	General Motors Co	Sell	5.00%	12/20/2023	0.80%	$50,000	$5,890	$5,654	$236
JP Morgan Chase	Dell Inc.	Buy	1.00%	12/20/2023	1.37%	$125,000	$714	$(1,809)	$2,523
JP Morgan Chase	UPC Holding BV	Sell	5.00%	06/20/2026	2.54%	$130,000	$21,005	$22,187	$(1,182)
JP Morgan Chase	Virgin Media Finance PLC	Sell	5.00%	06/20/2026	3.06%	$50,000	$6,003	$6,636	$(633)
JP Morgan Chase	Ziggo Bond Co BV	Sell	5.00%	06/20/2026	2.70%	$100,000	$14,363	$15,775	$(1,412)
JP Morgan Chase	Lennar Corp	Sell	5.00%	06/20/2026	1.06%	$128,000	$25,984	$26,914	$(930)
JP Morgan Chase	UPC Holding BV	Sell	5.00%	06/20/2026	2.54%	$100,000	$16,158	$15,912	$246
JP Morgan Chase	Anglo American PLC	Sell	5.00%	06/20/2026	1.07%	$48,000	$11,975	$12,587	$(612)
JP Morgan Chase	Lennar Corp	Sell	5.00%	06/20/2026	1.06%	$64,000	$12,992	$13,438	$(446)
JP Morgan Chase	Anglo American PLC	Sell	5.00%	06/20/2026	1.07%	$48,000	$11,975	$12,566	$(590)
JP Morgan Chase	Occidental Petroleum Corp	Buy	1.00%	06/20/2026	2.77%	$50,000	$(4,158)	$(5,750)	$1,591
JP Morgan Chase	Telecom Italia SpA/Milano	Buy	1.00%	06/20/2024	1.48%	$200,000	$(3,798)	$(3,904)	$106
JP Morgan Chase	Fiat Chrysler Automobiles NV	Sell	5.00%	06/20/2024	0.94%	$75,000	$12,587	$12,417	$170
JP Morgan Chase	Lennar Corp	Sell	5.00%	06/20/2026	1.06%	$64,000	$12,992	$13,528	$(536)
JP Morgan Chase	ArcelorMittal	Sell	5.00%	06/20/2024	1.10%	$100,000	$15,686	$16,896	$(1,210)
BNP Paribas	Occidental Petroleum Corp	Buy	1.00%	06/20/2026	2.77%	$100,000	$(8,317)	$(11,425)	$3,109
BNP Paribas	Stellantis N.V.	Sell	5.00%	06/20/2026	1.26%	$500,000	$118,503	$117,496	$1,007
JP Morgan Chase	Schaeffler AG	Sell	5.00%	06/20/2026	2.09%	$100,000	$17,984	$18,819	$(835)
BNP Paribas	NRG Energy Inc	Sell	5.00%	06/20/2026	2.36%	$500,000	$64,069	$92,357	$(28,287)
JP Morgan Chase	Altice France SA	Sell	5.00%	06/20/2026	4.70%	$79,000	$5,433	$6,856	$(1,423)
JP Morgan Chase	Marks & Spencer PLC	Buy	1.00%	06/20/2026	2.55%	$60,000	$(5,338)	$(5,351)	$13
JP Morgan Chase	Schaeffler AG	Sell	5.00%	06/20/2026	2.09%	$100,000	$17,984	$18,681	$(698)
Semi-Annual Shareholder Report

Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/2021[7]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JP Morgan Chase	Cellnex Telecom SA	Sell	5.00%	06/20/2026	1.58%	$100,000	$21,391	$22,187	$(797)
BNP Paribas	AES Corp	Sell	5.00%	06/20/2026	0.99%	$100,000	$20,614	$21,757	$(1,143)
BNP Paribas	Dell Inc.	Buy	1.00%	06/20/2026	1.37%	$50,000	$(918)	$(1,012)	$93
BNP Paribas	Faurecia SE	Sell	5.00%	06/20/2026	2.48%	$21,000	$3,246	$3,829	$(583)
JP Morgan Chase	Lennar Corp	Sell	5.00%	06/20/2026	1.06%	$169,000	$34,307	$36,581	$(2,273)
JP Morgan Chase	Kraft Heinz Foods Co	Sell	1.00%	06/20/2026	0.88%	$302,000	$1,790	$3,127	$(1,337)
JP Morgan Chase	Valeo SA	Buy	1.00%	06/20/2026	1.54%	$75,000	$(2,498)	$(1,682)	$(816)
JP Morgan Chase	Altice France SA	Sell	5.00%	06/20/2026	4.70%	$221,000	$15,198	$17,789	$(2,591)
JP Morgan Chase	Valeo SA	Buy	1.00%	06/20/2026	1.54%	$75,000	$(2,498)	$(2,235)	$(263)
Morgan Stanley	Markit iTraxx Europe Crossover Index Series 34	Buy	5.00%	12/20/2025	2.72%	$330,531	$(41,525)	$(43,806)	$2,282
JP Morgan Chase	Occidental Petroleum Corp	Buy	1.00%	06/20/2026	2.77%	$318,000	$(26,447)	$(31,800)	$5,353
BNP Paribas	Faurecia SE	Sell	5.00%	06/20/2026	2.48%	$31,000	$4,791	$5,392	$(601)
JP Morgan Chase	Cleveland-Cliffs Inc.	Sell	5.00%	06/20/2024	2.09%	$25,000	$2,306	$2,486	$(180)
TOTAL CREDIT DEFAULT SWAPS							$467,308	$492,669	$(25,361)
At February 28, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/17/2021	RBC Europe	270,000 GBP	$ 379,853	$(3,641)
Contracts Sold:
3/17/2021	JP Morgan	120,000 EUR	$ 147,379	$2,525
3/17/2021	Lloyds Bank	100,000 EUR	$ 120,465	$(247)
3/17/2021	Royal Bank of Canada	3,900,000 EUR	$ 4,757,415	$49,652
3/17/2021	Royal Bank of Canada	310,000 EUR	$ 379,486	$5,279
3/17/2021	Royal Bank of Canada	180,000 EUR	$ 221,928	$4,647
3/17/2021	State Street	3,900,000 EUR	$ 4,757,349	$49,585
3/17/2021	State Street	220,000 EUR	$ 267,140	$1,574
3/17/2021	State Street	200,000 EUR	$ 243,189	$1,765
3/17/2021	State Street	2,200,000 GBP	$ 2,950,922	$(114,514)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(3,375)
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”
1
Perpetual Bond Security. The maturity date reflects the next call date.
2
Floating/variable note with current rate and current maturity or next reset date shown.
Semi-Annual Shareholder Report

3
Discount rate at time of purchase.
4
The cost of investments for federal tax purposes amounts to $36,468,751.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6
Non-income-producing security.
7
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$32,270,618	$—	$32,270,618
U.S. Treasury	—	6,687,740	—	6,687,740
TOTAL SECURITIES	$—	$38,958,358	$—	$38,958,358
Other Financial Instruments:
Assets:
Futures	$27,016	$—	$—	$27,016
Foreign Exchange Contracts	—	115,027	—	115,027
Swap Contracts	—	562,805	—	562,805
Liabilities:
Futures	$—	$—	$—	$—
Foreign Exchange Contracts	—	(118,402)	—	(118,402)
Swap Contracts	—	(95,497)	—	(95,497)
TOTAL OTHER FINANCIAL INSTRUMENTS	$27,016	$463,933	$—	$490,949
The following acronym(s) are used throughout this portfolio:
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rates
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2021	Period Ended 8/31/2020[1]
Net Asset Value, Beginning of Period	$10.34	$10.00
Income From Investment Operations:
Net investment income	0.16	0.37
Net realized and unrealized gain	0.40	0.23
TOTAL FROM INVESTMENT OPERATIONS	0.56	0.60
Less Distributions:
Distributions from net investment income	(0.25)	(0.26)
Net Asset Value, End of Period	$10.65	$10.34
Total Return[2]	5.44%	6.19%
Ratios to Average Net Assets:
Net expenses[3]	0.62%[4,5]	0.62%[4,5]
Net investment income	3.25%[4]	4.08%[4]
Expense waiver/reimbursement[6]	0.85%[4]	1.10%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$41,064	$32,603
Portfolio turnover	16%	36%
1
Reflects operations for the period from September 26, 2019 (date of initial investment) to August 31, 2020.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.62% for the six months ended February 28, 2021, and 0.62% for the period ended August 31, 2020, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesFebruary 28, 2021 (unaudited)

Assets:
Investment in securities, at value (identified cost $36,445,449)		$38,958,358
Cash		884,407
Cash denominated in foreign currencies (identified cost $262,274)		260,730
Due from broker for swap contracts		70,300
Cash collateral on swap contracts		65,084
Swaps, at value (net premium paid of $599,634)		562,805
Income receivable		406,299
Receivable for shares sold		122,426
Unrealized appreciation on foreign exchange contracts		115,027
Receivable for periodic payments from swap contracts		34,285
TOTAL ASSETS		41,479,721
Liabilities:
Unrealized depreciation on foreign exchange contracts	$118,402
Payable for investments purchased	101,143
Swaps, at value (net premium received of $106,965)	95,497
Payable for shares redeemed	2,305
Payable for portfolio accounting fees	55,688
Payable for variation margin on futures contracts	24,875
Payable to adviser (Note 5)	1,053
Accrued expenses (Note 5)	16,779
TOTAL LIABILITIES		415,742
Net assets for 3,857,384 shares outstanding		$41,063,979
Net Assets Consists of:
Paid-in capital		$38,676,852
Total distributable earnings (loss)		2,387,127
TOTAL NET ASSETS		$41,063,979
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$41,063,979 ÷ 3,857,384 shares outstanding, no par value, unlimited shares authorized		$10.65
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended February 28, 2021 (unaudited)

Investment Income:
Interest			$692,451
Expenses:
Investment adviser fee (Note 5)		$107,431
Administrative fee (Note 5)		14,282
Custodian fees		5,090
Transfer agent fees (Note 2)		7,134
Auditing fees		18,732
Legal fees		4,884
Portfolio accounting fees		71,688
Share registration costs		13,254
Printing and postage		9,440
Miscellaneous (Note 5)		12,776
TOTAL EXPENSES		264,711
Waiver, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(107,431)
Reimbursements of other operating expenses (Notes 2 and 5)	(45,378)
Reduction of custodian fees (Note 6)	(1,050)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION		(153,859)
Net expenses			110,852
Net investment income			581,599
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			437,233
Net realized loss on foreign exchange contracts			(695,957)
Net realized gain on futures contracts			237,276
Net realized gain on swap contracts			37,733
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			721,283
Net change in unrealized depreciation of foreign exchange contracts			526,384
Net change in unrealized depreciation of futures contracts			41,332
Net change in unrealized appreciation of swaps			(39,747)
Net realized and unrealized gain (loss) on investments, foreign exchange contracts, futures contracts, swap contracts and foreign currency transactions			1,265,537
Change in net assets resulting from operations			$1,847,136
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2021	Period Ended 8/31/2020[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$581,599	$1,030,123
Net realized gain (loss)	16,285	(202,834)
Net change in unrealized appreciation/depreciation	1,249,252	1,262,157
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,847,136	2,089,446
Distributions to Shareholders:	(855,284)	(694,171)
Share Transactions:
Proceeds from sale of shares	7,257,166	31,528,150
Net asset value of shares issued to shareholders in payment of distributions declared	800,099	640,027
Cost of shares redeemed	(588,217)	(960,373)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,469,048	31,207,804
Change in net assets	8,460,900	32,603,079
Net Assets:
Beginning of period	32,603,079	—
End of period	$41,063,979	$32,603,079
1
Reflects operations for the period from September 26, 2019 (date of initial investment) to August 31, 2020.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
February 28, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 11 portfolios. The financial statements included herein are only those of the Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares, Institutional Shares, which commenced operations on September 26, 2019. Class A Shares, Class C Shares and Class R6 Shares are effective with the Securities and Exchange Commission (SEC), but are not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund’s investment objective is to seek current income and long-term capital appreciation alongside positive societal impact.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver, reimbursements and reduction of $153,859 is disclosed in various locations in this Note 2, Note 5 and Note 6.
For the six months ended February 28, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$7,134	$(5,034)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended February 28, 2021, the Fund’s Institutional Shares did not incur other service fees.
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2021, the current tax year will be subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements to seek to increase yield, income and return and to manage country, currency, security, market and sector/asset class risks. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty
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over the contract’s remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at February 28, 2021, is $3,505,000. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account offsets the amount due to the broker reducing the net settlement amount to zero.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (the “CCP”) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swaps, at value at period end, including net unrealized depreciation, are listed after the Fund’s Portfolio of Investments.
Semi-Annual Shareholder Report

The average notional amount of credit default swap contracts held by the Fund throughout the period was $1,416,325. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $133,162 and $38,895, respectively. This is based on the amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts
Semi-Annual Shareholder Report

are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional values of short futures contracts held by the Fund throughout the period was $3,583,737. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset	Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$115,027	Unrealized depreciation on foreign exchange contracts	$118,402
Credit contracts	Swaps, at value	562,805	Swaps, at value	95,497
Interest rate	Receivable for variation margin on futures contracts	—	Payable for variation margin on futures contracts	(27,016)*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$677,832		$186,883
*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$37,733	$37,733
Foreign Exchange Contracts	(695,957)	—	—	(695,957)
Futures Contracts	—	237,276	—	237,276
TOTAL	$(695,957)	$237,276	$37,733	$(420,948)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$(39,747)	$(39,747)
Foreign Exchange Contracts	526,384	—	—	526,384
Futures Contracts	—	41,332	—	41,332
TOTAL	$526,384	$41,332	$(39,747)	$527,969
Semi-Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. As of February 28, 2021, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$562,805	$(95,497)	$—	$467,308
Foreign Exchange Contracts	115,027	(115,027)	—	—
TOTAL	$677,832	$(210,524)	$—	$467,308

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Swap Contracts	$95,497	$(95,497)	$—	$—
Foreign Exchange Contracts	118,402	(115,027)	—	3,375
TOTAL	$213,899	$(210,524)	$—	$3,375
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 2/28/2021	Year Ended 8/31/2020[1]
Shares sold	685,575	3,184,603
Shares issued to shareholders in payment of distributions declared	75,901	65,846
Shares redeemed	(56,038)	(98,503)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	705,438	3,151,946
1
Reflects operations for the period September 26, 2019 (date of initial investment) to August 31, 2020.
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At February 28, 2021, the cost of investments for federal tax purposes was $36,468,751. The net unrealized appreciation of investments for federal tax purposes was $2,489,607. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,613,905 and net unrealized depreciation from investments for those securities having an excess of cost over value of $124,298. The amounts presented are inclusive of derivative contracts.
As of August 31, 2020, the Fund had a capital loss carryforward of $698,590 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$141,267	$557,323	$698,590
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended February 28, 2021, the Adviser voluntarily waived its entire fee of $107,431 and voluntarily reimbursed $5,034 of transfer agent fees and $40,344 of other operating expenses.
Some or all of the Fund’s assets are managed by Hermes Investment Management Limited (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.35% of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. The Sub-Adviser may from time to time and for such periods as it deems appropriate reduce its compensation. The Sub-Adviser agrees to share pro rata in any fee waivers, or expense assumptions and reimbursements, imposed or made by the Adviser or its affiliates.
For the six months ended February 28, 2021, the Sub-Adviser waived all of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2021, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.62% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) November 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended February 28, 2021, the Fund’s expenses were reduced by $1,050 under these arrangements.
Semi-Annual Shareholder Report

7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2021, were as follows:
Purchases	$8,148,575
Sales	$5,123,006
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of February 28, 2021, the Fund had no outstanding loans. During the six months ended February 28, 2021, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2021, there were no outstanding loans. During the six months ended February 28, 2021, the program was not utilized.
10. other matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020 to February 28, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2020	Ending Account Value 2/28/2021	Expenses Paid During Period[1]
Actual	$1,000	$1,054.40	$3.16
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.72	$3.11
1
Expenses are equal to the Fund’s annualized net expense ratios of 0.62%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–August 2019
FEDERATED HERMES SDG ENGAGEMENT High Yield Credit Fund (THE “FUND”)
At its meetings in August 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract for the Fund with Federated Investment Management Company (“FIMCO”) and a separate proposed subadvisory contract with Hermes Investment Management Limited (the “Sub-Adviser” and together with FIMCO, the “Advisers”) on behalf of the Fund. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Investors, Inc. (together with its wholly owned subsidiaries, “Federated”), and based on information requested by the Board and provided by Federated, as well as Federated’s recommendation to go forward with development of the Fund.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its August 2019 meetings an independent written evaluation presenting on the topics below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, including additional materials relating to the proposed Fund presented to the Board by Federated, at its August 2019 meetings, in evaluating the reasonableness of the Fund’s proposed management fee and in deciding to approve the proposed investment advisory and subadvisory contracts. The Board also considered the materials and presentations provided by Federated and the CCO’s independent written evaluation, in connection with its annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by Federated (each, a “Federated Fund”) at its May 2019 meetings, and information provided at various recent meetings at which the Board considered and approved initial advisory and subadvisory contracts for different Federated Funds sub-advised by the Sub-Adviser. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
Semi-Annual Shareholder Report

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Advisers and their affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s proposed investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing, and working with Federated on matters relating to, the Federated Funds. The Independent Trustees were assisted in their deliberations by independent legal counsel. At the August meetings, in addition meeting in separate sessions of the Independent Trustees without management present, senior management of FIMCO also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed advisory and subadvisory contracts.
The Board’s consideration of the proposed investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: each Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s proposed investment objectives; the Fund’s anticipated fees and expenses (including the proposed advisory and subadvisory fees and the overall
Semi-Annual Shareholder Report

estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary fee waivers and expense limitations); the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services to be provided to the Fund by each Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders; the entrepreneurial and other risks assumed by FIMCO in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies that are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the proposed contractual advisory and subadvisory fee rates, proposed net advisory fee rates, anticipated total expense ratios and each element of the Fund’s anticipated total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s anticipated investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund will compete.
Semi-Annual Shareholder Report

The Board reviewed the proposed contractual advisory and subadvisory fee rates, proposed net advisory fee rate and other proposed expenses of the Fund and noted the position of the Fund’s proposed fee rates relative to its Peer Group. In this regard, the Board noted that the proposed contractual advisory fee rate of the Fund was below the median of the Peer Group. The Board also considered absolute and relative information regarding the proposed contractual subadvisory fee rate (expressed as a percentage of the contractual advisory fee rate).
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Other Funds/Accounts”). The CCO provided information to the Board regarding the Other Funds/Accounts other than third-party mutual funds, and the CCO concluded that they are inherently different products in light of, among other differences, different types of targeted investors, different applicable laws and regulations, different legal structures, and different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs. The CCO noted that Federated did not currently manage any Other Funds/Accounts with comparable investment strategies to the Fund’s proposed investment strategy.
The CCO also reviewed the fees to be charged by the Sub-Adviser for serving as the sole investment adviser to a foreign fund that employs an investment strategy substantially similar to that proposed for the Fund, which is expected to commence investment operations at approximately the same time as the Fund (the “Comparable Fund”). The Board considered that, unlike the Fund’s proposed management fee structure, the Comparable Fund will pay an advisory fee to the Sub-Adviser under an all-in “unitary” fee structure. The Board considered the inherent limitations of comparing the Fund’s proposed management fee to the Comparable Fund’s advisory fee because such advisory fee is subsumed within its unitary fee. The Board considered that the unitary fee was higher than the anticipated total expense ratio for the share class offered by the Fund that is similar to the Comparable Fund. In connection with these considerations, the Board considered FIMCO’s representation to the Board that any differences between the total expense ratios of the Fund and the Comparable Fund will be primarily attributable to certain differences between U.S. registered mutual funds and funds domiciled in a foreign (non-U.S.) country, including differences in the types of restrictions and investment limitations that are in place under the regulatory regimes for each investment product. The Board also noted that the anticipated total expense ratio for the share class offered by the Fund that is similar to the Comparable Fund was below the average of the Peer Group.
Semi-Annual Shareholder Report

The CCO Fee Evaluation Report indicated that the proposed management fee, after projected waivers, was reasonable. The Board reviewed the proposed fees and other proposed expenses of the Fund and was satisfied that the overall proposed expense structure of the Fund appeared to be appropriate.
The Board considered the nature, extent and quality of the services to be provided to the Fund by each Adviser and the resources of each Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, each Adviser’s organizational structure, personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that will benefit the Fund. The Board considered the personnel and other resources dedicated to the Sub-Adviser’s operational, compliance and legal functions. The Board also considered that Federated recently acquired a majority ownership stake in the Sub-Adviser’s parent company. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who will be primarily responsible for the day-to-day management of the Fund and each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund.
The Board considered the range of investment advisory services to be provided by the Sub-Adviser under the oversight of FIMCO, including the daily investment of the assets of the Fund. In evaluating these investment advisory services, the Board considered, among other things, the Sub-Adviser’s investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience, including with respect to impact investing in accordance with the United Nations Sustainable Development Goals (“UN SDGs”). The Board considered that the Sub-Adviser has experience engaging in such impact investing for another Federated Fund.
The Board received and considered information regarding the application of fiduciary principles to the different ways in which environmental, social and governance (“ESG”) investing may be integrated into a fund’s investment process. The Board considered that the Fund will engage in impact investing in accordance with the UN SDGs, as the Fund will include positive societal impact considerations as part of its investment objective and principal investment strategies. The Board considered the differences between such impact investing, on the one hand, and analyzing ESG-related risk and return factors to seek to enhance a fund’s returns, on the other hand. The Board considered the Adviser’s belief that such impact investing is consistent with the Adviser’s and the Sub-Adviser’s fiduciary duties to the Fund.
The Board considered that FIMCO would retain overall responsibility for the management and investment of the assets of the Fund and that, in this capacity, FIMCO would play an active role in overseeing, monitoring and reviewing the Sub-Adviser in the performance of its duties. The Board evaluated information about the nature and extent of responsibilities retained and risks assumed by FIMCO and not delegated to or assumed by the
Semi-Annual Shareholder Report

Sub-Adviser. In this regard, the Board considered that FIMCO would monitor and evaluate the performance of the Sub-Adviser, monitor the Sub-Adviser for adherence to the stated investment objectives, strategies, policies and restrictions of the Fund, and supervise the Sub-Adviser with respect to the services that the Sub-Adviser would provide under the subadvisory contract. The Board also considered the process used by FIMCO to recommend to the Board that the Sub-Adviser be appointed as the sub-adviser to the Fund.
The Board noted the compliance program of each Adviser and the compliance-related resources to be provided to the Fund by each Adviser, including each Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s anticipated ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Advisers are anticipated to execute the Fund’s investment program. The Advisers’ ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Advisers’ investment management services to be provided to the Fund warrant the approval of the proposed advisory and subadvisory contracts.
The CCO reviewed the investment performance of the Sub-Adviser, including, for purposes of considering the investment skill and experience of the Fund’s portfolio managers, performance data showing the portfolio managers’ capabilities in managing a composite of other accounts that has a similar investment strategy to that proposed for the Fund, noting that the Sub-Adviser did not currently manage an investment company registered under the 1940 Act that uses an investment strategy substantially similar to that proposed for the Fund. The Board also considered information comparing the Composite to its benchmark. The Board considered the CCO’s view that comparisons to the Composite may be helpful, though not conclusive, in evaluating the anticipated performance of the Sub-Adviser in managing the Fund. The CCO also provided additional information about the broad range of the portfolio managers’ investment experience and the Sub-Adviser’s investment philosophy and process. The Board also considered how the Fund’s strategy to pursue investments that deliver positive societal impact aligned with the UN SDGs may influence the Fund’s performance relative to its benchmark or peers. Based on these considerations, the Board concluded that it was satisfied that FIMCO and the Sub-Adviser have the capability of providing satisfactory investment performance for the Fund.
In connection with the Board’s governance of other Federated Funds, the Board noted that it regularly receives financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derives from its relationships with the other Federated Funds. This information covers not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds’ administrator and distributor). In this regard, the Board
Semi-Annual Shareholder Report

considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also details any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, Federated frequently waives fees and/or reimburses expenses and has disclosed to fund investors and/or indicated to the Board its intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Because the Board was considering the advisory and subadvisory contracts in the context of Federated’s proposal to create a new Federated Fund, the factors mentioned above relating to such matters as performance and any indirect benefits that may accrue to the Advisers and their affiliates as a result of the Advisers’ relationships with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history.
Federated furnished information, requested by the CCO, that reported projected revenues for the Fund, as detailed cost allocation reports had not yet been projected for this Fund. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The CCO noted that the Fund was new to Federated and any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Fund and makes only rough estimates of the cost to launch a Federated Fund. The CCO also noted that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment. The allocation information, including the CCO’s view that the estimations regarding the Fund may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. The CCO noted that while Federated regularly undertakes to establish new Federated Funds and maintains a number of other smaller Federated Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace. Based on this and other relevant information, the CCO concluded that Federated’s projected profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
Semi-Annual Shareholder Report

The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are expected to be shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Advisers and their affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size. The CCO did not recommend institution of breakpoints in pricing Federated’s proposed advisory services to the Fund at this time, noting that it would review future asset growth and the appropriateness of any potential future breakpoints as part of its future annual review of the advisory and subadvisory contracts.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable.
Semi-Annual Shareholder Report

The Board based its decision to approve the proposed investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the proposed investment advisory and subadvisory contracts reflects its view that, based upon the information requested and supplied, Federated’s proposal to establish and manage the Fund, and its past performance and actions in providing services to other Federated Funds (which the Board has found to be satisfactory with respect to such other Federated Funds), provide a satisfactory basis to support the decision to approve the proposed arrangements.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Semi-Annual Shareholder Report

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes SDG Engagement High Yield Credit Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A556
Q454741 (4/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Adviser Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2021